MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND      Two World Trade Center, New
                                                            York, New York 10048

LETTER TO THE SHAREHOLDERS July 31, 1998

DEAR SHAREHOLDER:

The fiscal six months ended July 31, 1998, began with strong economic growth, but this strength diminished somewhat during the last three months of the period. The Federal Reserve Board expressed continuing concern throughout this period over the possibility of a resurgence of inflation because of the continued strength of the economy and employment growth. However, due in large part to the turmoil in the Southeast Asian and emerging markets, the Federal Reserve Board left rates unchanged. We believe that the deflationary trend of those economies could be beneficial in holding inflation in check in the United States.

Interest rates on intermediate-term Treasuries were highly volatile over the past six months, with five-year Treasuries ranging in yield from 5.38 percent to
5.79 percent. At the end of the period, the five-year Treasury note was yielding
5.50 percent compared, to 5.38 percent six months ago.

Overall, the equity market advanced, reflecting an environment of increasing corporate profits and low inflation.

PERFORMANCE

For the six months ended July 31, 1998, Morgan Stanley Dean Witter Balanced Growth Fund's Class C shares produced a total return of 6.72 percent, compared to 15.18 percent for the Standard & Poor's Composite Stock Price Index (S&P
500), 2.81 percent for the Lehman Brothers Government/Corporate Bond Index and
7.50 percent for the Lipper Balanced Funds Index. For the same period the Fund's Class A, B and D shares had total returns of 7.10 percent, 6.65 percent and 7.13 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Since inception (March 28, 1995) the Fund's Class C shares have produced a cumulative total return of 77.15 percent and an average annual total return of 18.66 percent.

PORTFOLIO

Morgan Stanley Dean Witter Balanced Growth Fund maintains an asset mix of 64 percent equities and 36 percent fixed-income securities. During

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND the period under review, the Fund's net assets grew from just over $183.2 million to more than $292 million.

In March, TCW/DW Balanced Fund was merged into Morgan Stanley Dean Witter Balanced Growth Fund. A number of the TCW/DW Fund's equity holdings were sold, but 19 were retained. At period-end, Morgan Stanley Dean Witter Balanced Growth Fund held 44 equity positions.

During the six-month period we initiated one new common stock position in the equity portion of the portfolio: Procter & Gamble. Additionally, the portfolio acquired shares of Associates First Capital through a common stock distribution following the company's spinoff from Ford Motor Co. We subsequently built these shares into a full portfolio position. During the period we eliminated the portfolio's holdings in Fortune Brands, Gallaher Group PLC ADRs and Tricon Global Restaurants.

The Fund's fixed-income sector allocation changed as a result of the addition of corporate obligations. As cash flows permitted, we also increased our exposure to both U.S. Treasury and U.S. agency obligations. As of July 31, 1998, the Fund's fixed-income assets were invested 21 percent in mortgage-backed securities, 2 percent in U.S. corporate obligations, 5 percent in U.S. Treasuries and 8 percent in U.S. agency obligations.

LOOKING AHEAD

Following the Fund's reporting period, the stock market became increasingly volatile, and major market indices experienced extreme swings on several trading days in August and September. It is likely that this volatility will characterize the market over the near term. While these ups and downs may be unsettling, such an environment underscores the potential benefits of the asset diversification that Morgan Stanley Dean Witter Balanced Growth Fund provides.

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (63.8%)
            Aerospace & Defense (1.9%)
 101,000    Raytheon Co. (Class B).......  $  5,586,563
                                           ------------

            Aircraft & Defense (0.5%)
  38,800    Boeing Co. ..................     1,505,925
                                           ------------

            Air Transport (0.8%)
  19,900    Delta Air Lines, Inc. .......     2,437,750
                                           ------------
            Aluminum (2.0%)
  86,000    Aluminum Co. of America......     5,960,875
                                           ------------
            Auto Parts - Original Equipment (0.5%)
  20,400    Magna International Inc.
             (Class A) (Canada)..........     1,392,300
                                           ------------

            Automotive (4.0%)
 101,000    Ford Motor Co. ..............     5,750,688
  82,000    General Motors Corp. ........     5,929,624
                                           ------------
                                             11,680,312
                                           ------------
            Bank Holding Companies (0.5%)
   4,000    Wells Fargo & Co. ...........     1,423,500
                                           ------------

            Banking (4.0%)
 110,000    Banc One Corp. ..............     5,685,624
  63,000    BankAmerica Corp. ...........     5,654,250
   2,600    Citicorp.....................       442,000
                                           ------------
                                             11,781,874
                                           ------------
            Beverages - Soft Drinks
             (2.0%)
 154,000    PepsiCo, Inc. ...............     5,977,125
                                           ------------

            Brokerage (0.8%)
  24,100    Merrill Lynch & Co., Inc. ...     2,349,750
                                           ------------

            Chemicals (2.0%)
  93,000    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     5,766,000
                                           ------------
            Computer Equipment (2.0%)
  45,000    International Business
             Machines Corp. .............     5,962,500
                                           ------------
            Computers - Systems (1.0%)
  52,700    Tandy Corp. .................     2,994,019
                                           ------------
            Conglomerates (2.0%)
 162,000    Tenneco, Inc. ...............     5,872,500
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Drugs & Healthcare (2.0%)
  51,000    Bristol-Myers Squibb Co. ....  $  5,810,812
                                           ------------

            Electrical Equipment (0.5%)
  16,000    Honeywell, Inc. .............     1,341,000
                                           ------------

            Electric - Major (2.0%)
  65,000    General Electric Co. ........     5,805,313
                                           ------------

            Electrics - Semiconductors/
             Components (1.3%)
  43,300    Intel Corp. .................     3,653,438
                                           ------------

            Financial (0.7%)
  31,400    Fannie Mae...................     1,946,800
                                           ------------

            Financial Services (2.0%)
  75,746    Associates First Capital
             Corp. (Class A).............     5,884,517
                                           ------------

            Foods (2.0%)
 226,000    ConAgra, Inc. ...............     5,847,750
                                           ------------

            Healthcare - Diversified
             (1.1%)
  44,100    Warner-Lambert Co. ..........     3,332,306
                                           ------------

            Healthcare - Drugs (1.1%)
  31,800    Lilly (Eli) & Co. ...........     2,138,550
  15,100    Johnson & Johnson............     1,166,475
                                           ------------
                                              3,305,025
                                           ------------
            Insurance - Brokers (0.6%)
  29,100    Marsh & McLennan Companies,
             Inc. .......................     1,776,919
                                           ------------

            Machinery - Agricultural
             (1.9%)
 136,000    Deere & Co. .................     5,465,500
                                           ------------

            Natural Gas (1.9%)
 105,000    ENRON Corp. .................     5,558,438
                                           ------------

            Oil - Domestic (1.9%)
  83,000    Atlantic Richfield Co. ......     5,623,250
                                           ------------

            Paper & Forest Products
             (1.9%)
 134,000    Weyerhaeuser Co. ............     5,628,000
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Railroads (2.5%)
 138,000    CSX Corp. ...................  $  5,580,375
  16,400    Burlington Northern Santa Fe
             Corp. ......................     1,688,175
                                           ------------
                                              7,268,550
                                           ------------
            Retail (1.9%)
 117,000    Dayton Hudson Corp. .........     5,594,063
                                           ------------

            Retail - Department Stores (2.0%)
  89,000    May Department Stores Co. ...     5,712,688
                                           ------------

            Retail - Specialty (1.3%)
  88,200    Home Depot, Inc. ............     3,693,375
                                           ------------
            Soap & Household Products (1.8%)
  67,000    Procter & Gamble Co. ........     5,318,125
                                           ------------
            Steel (2.0%)
 241,000    Timken Co. ..................     5,678,563
                                           ------------

            Telecommunications (2.8%)
  23,400    Lucent Technologies, Inc. ...     2,163,038
  84,000    Sprint Corp. ................     5,879,999
                                           ------------
                                              8,043,037
                                           ------------
            Tobacco (0.6%)
  40,000    Philip Morris Companies,
             Inc. .......................     1,752,500
                                           ------------
            Utilities - Electric (4.0%)
 162,000    GPU, Inc. ...................     5,791,500
 168,000    Unicom Corp. ................     5,806,499
                                           ------------
                                             11,597,999
                                           ------------
            TOTAL COMMON STOCKS
            (Identified Cost
            $151,460,236)................   186,328,961
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------
            CORPORATE BONDS (2.2%)
            Aerospace & Defense (0.1%)
$250,000    Raytheon Co.
             6.45% due 08/15/02..........       252,870
                                           ------------

            Aircraft & Aerospace (0.0%)
 100,000    Lockheed Martin Corp.
             7.25% due 05/15/06..........       105,383
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------

            Automotive (0.1%)
$150,000    Ford Motor Credit Corp.
             8.20% due 02/15/02..........  $    159,803
 200,000    General Motors Co.
             8.10% due 06/15/24..........       219,598
                                           ------------
                                                379,401
                                           ------------
            Banks (0.3%)
 300,000    Bank One Corp.
             7.60% due 05/01/07..........       324,821
 200,000    Citicorp
             7.125% due 03/15/04.........       208,456
 230,000    Norwest Corp.
             7.625% due 10/15/99.........       234,743
                                           ------------
                                                768,020
                                           ------------
            Banks - Thrift Institutions (0.1%)
 200,000    Ahmanson (H.F.) & Co.
             8.25% due 10/01/02..........       214,832
                                           ------------

            Beverages - Soft Drinks (0.1%)
 150,000    Coca-Cola Enterprises Inc.
             6.375% due 08/01/01.........       151,773
 100,000    Coca-Cola Enterprises Inc.
             7.875% due 02/01/02.........       105,823
                                           ------------
                                                257,596
                                           ------------
            Electric - Major (0.1%)
 150,000    General Electric Capital
             Corp.
             8.85% due 04/01/05..........       172,503
                                           ------------

            Financial (0.4%)
 300,000    Abbey National PLC (United
             Kingdom)
             6.69% due 10/17/05..........       305,472
 150,000    Associates Corp. North
             America
             6.25% due 03/15/99..........       150,561
 100,000    Associates Corp. North
             America
             5.25% due 03/30/00..........        99,070
 200,000    Bear Stearns Companies, Inc.
             5.75% due 02/15/01..........       198,642
 100,000    Bear Stearns Companies, Inc.
             6.75% due 12/15/07..........       102,006
 200,000    CIT Group, Inc.
             6.125% due 12/15/00.........       200,858
                                           ------------
                                              1,056,609
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Finance - Leasing (0.1%)
$200,000    International Lease Finance
             Corp.
             6.375% due 01/18/00.........  $    201,380
                                           ------------

            Food Processing (0.1%)
 150,000    Campbell Soup Co.
             6.15% due 12/01/02..........       151,589
                                           ------------

            Industrials (0.2%)
 200,000    Caterpillar, Inc.
             9.375% due 03/15/21.........       263,362
 200,000    General American
             Transportation Corp.
             6.75% due 03/01/06..........       203,542
 100,000    Minnesota Mining &
             Manufacturing Co.
             6.375% due 02/15/28.........       100,112
 100,000    Praxair, Inc.
             6.75% due 03/01/03..........       101,880
                                           ------------
                                                668,896
                                           ------------
            Life Insurance (0.0%)
 100,000    Hartford Life, Inc.
             7.65% due 06/15/27..........       109,104
                                           ------------

            Natural Gas - Distribution
             (0.1%)
 250,000    Sonat, Inc.
             6.75% due 10/01/07..........       254,585
                                           ------------

            Retail (0.1%)
 200,000    Wal-Mart Stores, Inc.
             7.50% due 05/15/04..........       215,218
                                           ------------

            Technology - Consulting (0.1%)
 200,000    Comdisco, Inc.
             6.50% due 04/30/99..........       200,820
                                           ------------

            Telephones (0.2%)
 200,000    MCI Communications Corp.
             6.95% due 08/15/06..........       206,568
 500,000    U.S. West Capital Funding,
             Inc.
             6.25% due 07/15/05..........       497,710
                                           ------------
                                                704,278
                                           ------------
            Transportation (0.0%)
 100,000    Norfolk Southern Corp.
             7.35% due 05/15/07..........       106,986
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------

            Utilities (0.1%)
$200,000    Florida Power & Light Co.
             7.05% due 12/01/26..........  $    200,664
 200,000    Texas Utilities Electric Co.
             7.875% due 04/01/24.........       210,428
 200,000    Union Electric Co.
             6.75% due 05/01/08..........       207,932
                                           ------------
                                                619,024
                                           ------------

            TOTAL CORPORATE BONDS
            (Identified Cost
             $6,312,042).................     6,439,094
                                           ------------

            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (12.4%)
            Fannie Mae
   1,000     5.75% due 04/15/03..........       999,470
     840     6.30% due 09/25/02..........       849,240
     875     6.34% due 02/04/08..........       877,223
     100     6.48% due 06/28/04..........       103,221
   1,000     6.55% due 11/21/07..........     1,010,020
   1,100     6.74% due 05/13/04..........     1,148,774
     575     7.40% due 07/01/04..........       619,672
                                           ------------
                                              5,607,620
                                           ------------
            Federal Farm Credit Banks
   3,000     5.90% due 01/10/05..........     3,011,249
   1,000     5.92% due 12/29/04..........     1,004,820
                                           ------------
                                              4,016,069
                                           ------------
            Federal Home Loan Banks
     595     0.00% due 02/25/04..........       433,095
   3,000     0.00% due 07/02/12..........     1,029,930
     500     5.53% due 01/15/03..........       495,185
     700     5.785% due 04/23/03.........       699,769
   2,400     5.96% due 02/05/08..........     2,403,503
                                           ------------
                                              5,061,482
                                           ------------
            Federal National Mortgage Assoc.
     183     0.00% due 02/01/04..........       133,713
     880     6.40% due 09/27/05..........       907,861
     500     6.75% due 07/30/07..........       510,800
                                           ------------
                                              1,552,374
                                           ------------
            Resolution Funding Corp.
             (Coupon Strips)
   2,500     0.00% due 04/15/04..........     1,815,375
   2,000     0.00% due 04/15/05..........     1,371,300
   1,300     0.00% due 01/15/06..........       851,214
   3,000     0.00% due 01/15/08..........     1,738,710
                                           ------------
                                              5,776,599
                                           ------------
            Tennessee Valley Authority
     298     0.00% due 04/15/04..........       215,198
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            U.S. Treasury Bond
$    800     5.75% due 10/31/02..........  $    805,552
   1,405     7.50% due 11/15/24..........     1,723,851
   1,730     12.00% due 08/15/13.........     2,549,846
                                           ------------
                                              5,079,249
                                           ------------
            U.S. Treasury Note
   2,160     5.00% due 02/15/99..........     2,155,550
     500     5.75% due 11/30/02..........       503,475
     870     5.875% due 11/15/05.........       885,208
     430     6.25% due 01/31/02..........       439,503
     200     6.25% due 02/15/03..........       205,508
   1,000     6.25% due 02/15/07..........     1,044,220
     740     6.625% due 06/30/01.........       761,564
                                           ------------
                                              5,995,028
                                           ------------
            U.S. Treasury Coupon Strips
   1,500     0.00% due 11/15/04..........     1,060,650
                                           ------------

            U.S. Treasury Strips
   2,000     0.00% due 11/15/06..........     1,261,160
   1,000     0.00% due 02/15/07..........       620,650
                                           ------------
                                              1,881,810
                                           ------------

            TOTAL U.S. GOVERNMENT &
            AGENCY OBLIGATIONS
            (Identified Cost
            $35,370,608).................    36,246,079
                                           ------------
            ASSET-BACKED SECURITY (0.3%)
            Federal Housing
             Administration Burbank
             Gardens Retirement Center
     778     7.50% due 02/01/32
             (Identified Cost
             $755,902)...................       810,079
                                           ------------

            U.S. GOVERNMENT AGENCY MORTGAGE
            PASS-THROUGH CERTIFICATES (20.7%)
            Federal Home Loan Mortgage Corp.
   2,956     7.00% due
             03/01/17-08/01/25...........     3,002,903
   1,617     7.50% due
             06/01/11-08/01/11...........     1,662,976
                                           ------------
                                              4,665,879
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Federal National Mortgage Assoc.
$  7,910     6.00% due
             10/01/00-05/01/13...........  $  7,768,531
   6,377     6.50% due
             08/01/10-06/01/13...........     6,412,411
  10,879     7.00% due
             03/01/12-08/01/27...........    11,056,275
   7,666     7.50% due
             06/01/25-09/01/27...........     7,869,523
      74     7.713% due 05/01/27.........        74,974
     456     8.00% due
             05/01/24-05/01/25...........       472,538
     234     9.50% due 12/01/20..........       240,141
                                           ------------
                                             33,894,393
                                           ------------
            Government National Mortgage Assoc.
     990     6.00% due
             05/15/28-06/15/28...........       965,869
   4,994     6.50% due
             04/20/28-05/20/28...........     4,960,921
   4,278     7.00% due
             02/20/26-08/15/26...........     4,335,971
   8,405     7.50% due
             06/15/24-06/15/27...........     8,648,965
   2,991     8.00% due
             04/15/26-08/15/26...........     3,102,734
                                           ------------
                                             22,014,460
                                           ------------

            TOTAL U.S. GOVERNMENT AGENCY MORTGAGE
            PASS-THROUGH
            CERTIFICATES
            (Identified Cost
               $59,431,265)..............    60,574,732
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $253,330,053) (a)..99.4%   290,398,945


CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES..............  0.6      1,731,282
                                     ---   ------------


NET ASSETS.......................  100.0%  $292,130,227
                                   =====   ============

---------------------
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $43,462,285 and the aggregate gross unrealized depreciation is $6,393,393, resulting in net unrealized appreciation of $37,068,892.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $253,330,053).............................  $290,398,945
Cash........................................................       116,870
Receivable for:
    Interest................................................       927,711
    Shares of beneficial interest sold......................       664,571
    Investments sold........................................       450,053
    Dividends...............................................       381,289
Deferred organizational expenses............................        56,304
Prepaid expenses and other assets...........................       109,219
                                                              ------------
    TOTAL ASSETS............................................   293,104,962
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................       348,013
    Plan of distribution fee................................       254,607
    Investment management fee...............................       153,538
    Shares of beneficial interest repurchased...............       146,291
Accrued expenses and other payables.........................        72,286
                                                              ------------
    TOTAL LIABILITIES.......................................       974,735
                                                              ------------
    NET ASSETS..............................................  $292,130,227
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $233,276,663
Net unrealized appreciation.................................    37,068,892
Accumulated undistributed net investment income.............       411,816
Accumulated undistributed net realized gain.................    21,372,856
                                                              ------------
    NET ASSETS..............................................  $292,130,227
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $2,049,721
Shares Outstanding (unlimited authorized, $.01 par value)...       133,478
    NET ASSET VALUE PER SHARE...............................        $15.36
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $16.21
                                                              ============
CLASS B SHARES:
Net Assets..................................................   $91,386,682
Shares Outstanding (unlimited authorized, $.01 par value)...     5,958,522
    NET ASSET VALUE PER SHARE...............................        $15.34
                                                              ============
CLASS C SHARES:
Net Assets..................................................  $198,676,295
Shares Outstanding (unlimited authorized, $.01 par value)...    12,958,865
    NET ASSET VALUE PER SHARE...............................        $15.33
                                                              ============
CLASS D SHARES:
Net Assets..................................................       $17,529
Shares Outstanding (unlimited authorized, $.01 par value)...         1,142
    NET ASSET VALUE PER SHARE...............................        $15.35
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended July 31, 1998 (unaudited)

NET INVESTMENT INCOME:

INCOME
Interest....................................................  $ 3,211,311
Dividends (net of $1,384 foreign withholding tax)...........    1,742,415
                                                              -----------

    TOTAL INCOME............................................    4,953,726
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        1,311
Plan of distribution fee (Class B shares)...................      434,342
Plan of distribution fee (Class C shares)...................      890,592
Investment management fee...................................      807,029
Transfer agent fees and expenses............................      101,839
Registration fees...........................................       84,061
Professional fees...........................................       25,579
Shareholder reports and notices.............................       21,642
Organizational expenses.....................................       16,845
Custodian fees..............................................       15,402
Trustees' fees and expenses.................................        7,041
Other.......................................................        2,383
                                                              -----------

    TOTAL EXPENSES..........................................    2,408,066
                                                              -----------

    NET INVESTMENT INCOME...................................    2,545,660
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   21,624,880
Net change in unrealized appreciation.......................   11,469,032
                                                              -----------

    NET GAIN................................................   33,093,912
                                                              -----------

NET INCREASE................................................  $35,639,572
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                         JULY 31,           ENDED
                                                           1998       JANUARY 31, 1998*
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................  $ 2,545,660      $  3,418,094
Net realized gain....................................   21,624,880         9,339,981
Net change in unrealized appreciation................   11,469,032        15,015,576
                                                       ------------     ------------

    NET INCREASE.....................................   35,639,572        27,773,651
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................      (11,747)           (5,489)
    Class B shares...................................     (757,564)         (718,055)
    Class C shares...................................   (1,809,212)       (2,548,813)
    Class D shares...................................         (227)             (235)

Net realized gain
    Class A shares...................................      (15,219)          (10,635)
    Class B shares...................................   (1,050,951)       (2,320,188)
    Class C shares...................................   (2,311,734)       (4,770,925)
    Class D shares...................................         (201)             (540)
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................   (5,956,855)      (10,374,880)
                                                       ------------     ------------

Net increase from transactions in shares of
 beneficial interest.................................   79,279,478        46,353,274
                                                       ------------     ------------

    NET INCREASE.....................................  108,962,195        63,752,045

NET ASSETS:
Beginning of period..................................  183,168,032       119,415,987
                                                       ------------     ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $411,816 and $448,903, respectively).............  $292,130,227     $183,168,032
                                                       ============     ============

---------------------

* Class A, Class B and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund"), formerly Dean Witter Balanced Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, designated as Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $171,000, of which approximately $141,000 have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $631,687 at July 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $30,629 and $16,557, respectively and received $22,358 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1998 aggregated $148,203,745 and $72,690,104, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $45,595,153 and $3,483,195, respectively.

For the six months ended July 31, 1998, the Fund incurred brokerage commissions of $10,117 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

For the six months ended July 31, 1998, the Fund incurred brokerage commissions of $30,190, with DWR for portfolio transactions executed on behalf of the Fund. At July 31, 1998, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $142,450 and $199,981, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    JULY 31, 1998                JANUARY 31, 1998*+
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................     107,937   $  1,695,315           46,655   $    683,770
Reinvestment of dividends and distributions.................       1,331         20,777              786         11,607
Shares issued in connection with the acquisition of TCW/DW
 Balanced Fund..............................................       4,134         64,616               --             --
Redeemed....................................................      (3,311)       (51,925)         (36,416)      (550,341)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................     110,091      1,728,783           11,025        145,036
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   1,224,231     18,721,958        1,248,350     18,499,860
Reinvestment of dividends and distributions.................      77,302      1,207,497          128,246      1,890,315
Shares issued in connection with the acquisition of TCW/DW
 Balanced Fund..............................................     714,438     11,141,706               --             --
Redeemed....................................................    (959,844)   (15,007,990)        (804,817)   (11,954,345)
                                                              ----------   ------------       ----------   ------------
Net increase - Class B......................................   1,056,127     16,063,171          571,779      8,435,830
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................   1,034,234     16,830,899        4,677,752     64,189,834
Reinvestment of dividends and distributions.................     245,673      3,837,449          469,682      6,767,943
Shares issued in connection with the acquisition of TCW/DW
 Balanced Fund..............................................   5,421,407     84,548,537               --             --
Redeemed....................................................  (1,307,058)   (43,729,806)      (2,419,792)   (33,201,717)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................   5,394,256     61,487,079        2,727,642     37,756,060
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................           1             17            1,061         15,573
Reinvestment of dividends and distributions.................          27            428               53            775
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................          28            445            1,114         16,348
                                                              ----------   ------------       ----------   ------------
Net increase in Fund........................................   6,560,502   $ 79,279,478        3,311,560   $ 46,353,274
                                                              ==========   ============       ==========   ============

---------------------
+ On July 28, 1997, 12,362 shares representing $181,608 were transferred to
  Class A and 4,330,616 shares representing $63,616,743 were transferred to Class B.
* For Class A, B and D shares, for the period July 28, 1997 (issue date) through January 31, 1998.

6. ACQUISITION OF TCW/DW BALANCED FUND

As of the close of business on March 13, 1998, the Fund acquired all the net assets of TCW/DW Balanced Fund ("Balanced") pursuant to a plan of reorganization approved by the shareholders of Balanced on February 26, 1998. The acquisition was accomplished by a tax-free exchange of 4,134

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1998 (unaudited) continued

Class A shares of the Fund at a net asset value of $15.63 per share for 4,970 Class A shares of Balanced; 714,438 Class B shares of the Fund at a net asset value of $15.60 per share for 857,985 Class B shares of Balanced; and 5,421,407 Class C shares of the Fund at a net asset value of $15.60 per share for 6,505,688 Class C shares of Balanced. The net assets of the Fund and Balanced immediately before the acquisition were $195,384,041 and $95,754,859, respectively, including unrealized appreciation of $23,251,296 for Balanced. Immediately after the acquisition, the combined net assets of the Fund amounted to $218,635,337.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                      FOR THE SIX         FOR THE YEAR          FOR THE YEAR     MARCH 28, 1995*
                                                     MONTHS ENDED             ENDED                ENDED             THROUGH
                                                    JULY 31, 1998++   JANUARY 31, 1998***++   JANUARY 31, 1997   JANUARY 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............       $14.66               $13.01                $11.92            $10.00
                                                         ------               ------                ------            ------
Net investment income.............................         0.09                 0.32                  0.25              0.31
Net realized and unrealized gain..................         0.90                 2.23                  1.33              1.88
                                                         ------               ------                ------            ------
Total from investment operations..................         0.99                 2.55                  1.58              2.19
                                                         ------               ------                ------            ------
Less dividends and distributions from:
 Net investment income............................        (0.14)               (0.30)                (0.27)            (0.27)**
 Net realized gain................................        (0.18)               (0.60)                (0.22)               --
                                                         ------               ------                ------            ------
Total dividends and distributions.................        (0.32)               (0.90)                (0.49)            (0.27)
                                                         ------               ------                ------            ------
Net asset value, end of period....................       $15.33               $14.66                $13.01            $11.92
                                                         ======               ======                ======            ======
TOTAL INVESTMENT RETURN+..........................         6.72%(1)            19.82%                13.44%            22.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.79%(2)             1.87%                 1.92%(3)            --(2)(3)
Net investment income.............................         1.89%(2)             2.18%                 2.31%(3)          4.25%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $198,676             $110,909              $119,416           $47,596
Portfolio turnover rate...........................           28%(1)               28%                   16%                2%(1)

---------------------

 *   Commencement of operations.
**   Includes a capital gain distribution of $0.004.
***  Prior to July 28, 1997, the fund issued one class of shares.
     All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as
     Investment Manager ("Morgan Stanley Dean Witter Funds")
     offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have
     been designated Class C shares. Shares held prior to July
     28, 1997 which were acquired in exchange for shares of a
     Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of
     dividends and distributions thereon, have been designated
     Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley
     Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net
     investment income ratios would have been 1.95% and 2.28%,
     respectively, for the year ended January 31, 1997, and 2.42%
     and 1.83%, respectively, for the period ended January 31,
     1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       JULY 28, 1997*
                                                               MONTHS ENDED          THROUGH
                                                              JULY 31, 1998++   JANUARY 31, 1998++
--------------------------------------------------------------------------------------------------
                                                                (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $14.68            $14.69
                                                                    ------            ------
Net investment income.......................................          0.15              0.21
Net realized and unrealized gain............................          0.90              0.50
                                                                    ------            ------
Total from investment operations............................          1.05              0.71
                                                                    ------            ------
Less dividends and distributions from:
 Net investment income......................................         (0.19)            (0.21)
 Net realized gain..........................................         (0.18)            (0.51)
                                                                    ------            ------
Total dividends and distributions...........................         (0.37)            (0.72)
                                                                    ------            ------
Net asset value, end of period..............................        $15.36            $14.68
                                                                    ======            ======
TOTAL INVESTMENT RETURN+....................................          7.10%(1)          4.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.05%(2)          1.12%(2)
Net investment income.......................................          2.65%(2)          2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $2,050              $343
Portfolio turnover rate.....................................            28%(1)            28%

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $14.67            $14.69
                                                                    ------            ------
Net investment income.......................................          0.08              0.16
Net realized and unrealized gain............................          0.90              0.49
                                                                    ------            ------
Total from investment operations............................          0.98              0.65
                                                                    ------            ------
Less dividends and distributions from:
 Net investment income......................................         (0.13)            (0.16)
 Net realized gain..........................................         (0.18)            (0.51)
                                                                    ------            ------
Total dividends and distributions...........................         (0.31)            (0.67)
                                                                    ------            ------
Net asset value, end of period..............................        $15.34            $14.67
                                                                    ======            ======
TOTAL INVESTMENT RETURN+....................................          6.65%(1)          4.38%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.80%(2)          1.86%(2)
Net investment income.......................................          1.90%(2)          2.14%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $91,387           $71,900
Portfolio turnover rate.....................................            28%(1)            28%

---------------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                  FOR THE PERIOD
                                                                FOR THE SIX       JULY 28, 1997*
                                                               MONTHS ENDED          THROUGH
                                                              JULY 31, 1998++   JANUARY 31, 1998++
---------------------------------------------------------------------------------------------------
                                                                (unaudited)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................      $14.68              $14.69
                                                                  ------              ------

Net investment income.......................................        0.12                0.24

Net realized and unrealized gain............................        0.93                0.48
                                                                  ------              ------

Total from investment operations............................        1.05                0.72
                                                                  ------              ------

Less dividends and distributions from:
 Net investment income......................................       (0.20)              (0.22)
 Net realized gain..........................................       (0.18)              (0.51)
                                                                  ------              ------

Total dividends and distributions...........................       (0.38)              (0.73)
                                                                  ------              ------

Net asset value, end of period..............................      $15.35              $14.68
                                                                  ======              ======

TOTAL INVESTMENT RETURN+....................................        7.13%(1)            4.88%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.80%(2)            0.86%(2)

Net investment income.......................................        2.91%(2)            3.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $18                 $16

Portfolio turnover rate.....................................          28% (1)             28%

---------------------
 *  The date the shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
BALANCED
GROWTH FUND

[GRAPHIC]

SEMIANNUAL REPORT
JULY 31, 1998